CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 11,429	$ 1,011	$ (76,479)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	861	(4,149)	(1,853)
Available-for-sale investments:
Change in net unrealized gain (losses)		(423)	260
Amounts reclassified from AOCI		330	(735)
Net change		(93)	(475)
Cash flow hedges:
Change in net unrealized gains (losses)	168	(153)	(709)
Amounts reclassified from AOCI	(261)	(110)	495
Net change	(93)	(263)	(214)
Other comprehensive income (loss), net	768	(4,505)	(2,542)
Total of comprehensive income (loss)	$ 12,197	$ (3,494)	$ (79,021)